                                  CORPEXEC VUL
          CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                        Supplement dated October 1, 2003
                         to Prospectus dated May 1, 2003

      This supplement amends the May 1, 2003 Prospectus for the CorpExec VUL:
Corporate Executive Series Variable Universal Life Insurance Policies ("Policies"), as supplemented on August 1, 2003. You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2003 Prospectus for the Policies, as amended. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

      The purpose of this supplement is to create a new Series 2 of the CorpExec VUL prospectus, with the following changes to become effective October 1, 2003 for sales of the CorpExec VUL on or after October 1, 2003 where approved. The new Series 2 will provide changes to: sales expense charges, premium tax charges, monthly contract charge, Mortality and Expense Risk charge, transaction charges, Alternative Cash Surrender Value, and commissions paid to registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors. This supplement does not amend Series 1 of the policies. The Prospectus for Series 2 will remain the same as the May 1, 2003 CorpExec VUL except for the following changes. Keeping these purposes in mind, please note the following changes.

I.    SERIES 2

      On page 1 of the Prospectus, add the following above the paragraph listing the addresses for the Premium Remittance Center and Service Office:

      This Prospectus describes two Series of the Corporate Executive Series Variable Universal Life Insurance policies. Series 1 is a policy NYLIAC offered for sale prior to October 1, 2003. This policy will continue to be offered where Series 2 is not yet available. Series 2 is a policy for which NYLIAC began accepting applications and premium payments beginning October 1, 2003, where approved. Unless otherwise indicated, all information in this prospectus applies to both Series of policies.

II.   TRANSACTION FEES

      Transaction Fees for Series 1 of the policies remain unchanged.

      Transaction Fees for Series 2 of the policies are amended as follows:

      On Page 8 of the Prospectus, add the following after the Transaction Fees table:

                                         TRANSACTION FEES
                                         ----------------
Series 2:
--------

                                           WHEN CHARGE IS
CHARGE                                        DEDUCTED                  AMOUNT DEDUCTED
------                                        --------                  ---------------
Sales Expense Charge Imposed on             When premium      Current:  10.75%(1)
    Premium Payments paid up to the      payment is applied   Guaranteed maximum:  14%(2)
    Target Premium (as a % of premium      up to age 100
    payments)

Sales Expense Charge Imposed on             When premium      Current:  0
    Premium Payments paid over the       payment is applied   Guaranteed maximum:  3.00%
    Target Premium (as a % of premium      up to age 100
    payment)

State Premium Taxes imposed on              When premium      All taxes may vary over time
    Premium Payments paid up to the      payment is applied   Current:  2% of all premium payments
    Target Premium (as a % of premium      up to age 100      Guaranteed maximum:  2%, subject to
    payment)                                                  tax law charges

State Premium Taxes imposed on              When premium      All taxes may vary over time
    Premium Payments paid over the       payment is applied   Current:  1.75% of all premium
    Target Premium (as a % of premium      up to age 100      payments
    payment)                                                  Guaranteed maximum:  2% subject to
                                                              tax law charges

Federal Premium Taxes (as a % of            When premium      Current:  1.25% of all premium
    premium payment)                     payment is applied   payments
                                           up to age 100      Guaranteed maximum:  1.25%, subject
                                                              to tax law changes

Transfer Charge                         At time of transfer   Current:  No charge
                                                              Guaranteed maximum:  $30 per
                                                              transfer after 12 transfers in a
                                                              Policy Year

Partial Withdrawal Charge                    At time of       Current:  No charge
                                             withdrawal       Guaranteed maximum:  $25

            (1) Current sales expense charges for premium payments paid up to the Target Premium are reduced to 5.75% in Policy Years 2-5; 4.75% in Policy Years 6-7; and 1.75% in Policy Years 8 and beyond.

            (2) Guaranteed maximum sales expense charges for premiums paid up to the Target Premium are reduced to 10% in Policy Years 2-7; and 5% in Policy Years 8 and beyond.

      On pages 24 and 25, under the heading "Sales Expense Charge," add the following after the subheading entitled "Current Sales Expense Charge":

      Series 2:
      --------

            Current Sales Expense Charge - The Sales Expense Charge is deducted as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently do not deduct a Sales Expense Charge from any additional premiums paid in that Policy Year. (2) During Policy Years two through five, we currently expect to deduct a Sales Expense Charge of 5.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently do not expect to deduct a Sales Expense Charge from any additional premiums paid in that Policy Year. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently do not expect to deduct a sales expense charge from any additional premiums paid in that Policy Year. (4) Beginning in the eighth Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently do not expect to deduct a sales expense charge from any additional premiums paid in that Policy Year.

      On page 25, add the following under the heading "State Tax Charge":


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
      Series 2:
      --------

            Various states and jurisdictions impose a tax on premiums received by insurance companies. State tax rates vary from state to state and currently range from 0.5% to 3.5%. We currently deduct 2% of each premium payment you make up to the Target Premium and 1.75% on the amount paid over the Target Premium, as a state tax charge. The amount we deduct for the state tax charge may not reflect the actual tax charged in your state. Two percent represents the approximate average of taxes assessed by the states. We may increase this charge to reflect changes in applicable law. In Oregon, this charge is referred to as a "State Tax Charge Back," and the rate may not be changed for the life of the policy.

III.  MONTHLY CONTRACT CHARGE

      The Monthly Contract Charge for Series 1 policies remains unchanged.

      The Monthly Contract Charge for Series 2 policies is amended as follows:

      On page 9 of the Prospectus, add the Monthly Contract Charge in the "Periodic Charges Other Than Funds' Operating Expenses" table as follows:

                      PERIODIC CHARGES OTHER THAN FUNDS' OPERATING EXPENSES

                                 WHEN CHARGE IS
CHARGE                              DEDUCTED                  AMOUNT DEDUCTED
------                              --------                  ---------------
Monthly Contract Charge           Each Monthly      Current:  $0.00 Policy Year 1,
                                 Deduction Day      $5.00 thereafter ($60.00 annually)
                               applied to age 100   Guaranteed Maximum:  $9.00 ($108.00
                                                    annually)

      On page 26, under the heading Monthly Contract Charge, add the following after the first paragraph:

      Series 2:
      --------

      The monthly charge, currently equal to $0.00 in Policy Year 1 and $5.00 thereafter ($60.00 annually), compensates us for costs incurred in providing certain administrative services including premium collection, record-keeping, processing claims and communicating with policyowners. This charge is not designed to produce a profit.

IV.   MORTALITY AND EXPENSE RISK CHARGE

      The Mortality and Expense Risk Charge for Series 1 policies remains unchanged.

      The Mortality and Expense Risk Charge for Series 2 policies is amended as follows:

      On page 9 of the Prospectus, add the following to the section of the table describing Mortality and Expense Risk Charge:

Series 2:
--------

                      PERIODIC CHARGES OTHER THAN FUNDS' OPERATING EXPENSES

                                       WHEN CHARGE IS
CHARGE                                     DEDUCTED                   AMOUNT DEDUCTED
------                                     --------                   ---------------
Mortality and Expense Risk          Each Monthly Deduction    Current:  0.25% Policy Year 1,
Charge (as a % of the average                 Day             0.45% Policy Years 2-25, 0.25%,
daily Accumulation Value)                                     thereafter
                                                              Guaranteed Maximum:  0.90%

      On page 27 of the Prospectus, under the heading Mortality and Expense Risk Charge, add the following after the first paragraph:


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
      Series 2:
      --------

            Current -- We currently deduct a daily mortality and expense risk charge that is equal to the following annual rates: 0.25% in Policy Year 1, or $2.50 per $1,000; 0.45% in Policy Years 2 to 25, or $4.50 per
      $1,000; and 0.25% in Policy Years 26 and following, or $2.50 per $1,000 of the average daily net asset value of each Investment Division's assets.

V.    DEFINITIONS

      Definitions for Series 1 of the policies remain unchanged.

      Definitions for Series 2 of the policies is amended as follows:

      On page 15 of the Prospectus, add the following after the definition for "Monthly Deduction Day":

      Series 2:
      --------

      MONTHLY DEDUCTION DAY: The date as of which we deduct the Mortality and Expense Risk charge, the monthly contract charge, the cost of insurance charge and a rider charge for the cost of any additional riders from the Cash Surrender Value. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. However, if we have not received your initial premium payment as of the Issue Date, the first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the date we receive the initial premium payment.

VI.   INVESTMENT RETURN

      The Investment Return provision for Series 1 of the policies remains unchanged.

      The Investment Return provision for Series 2 of the policies is amended as follows:

      On page 23, add the following after the final paragraph under the heading "Investment Return":

      Series 2:
      --------

      The investment experience of an Investment Division reflects increases or decreases in the net asset value of the shares of the underlying Portfolio and any dividend or capital gains distributions declared by the Funds. These investment returns do not reflect any other policy charges, and, if they did, the returns shown would be reduced.

VII.  DEDUCTIONS FROM ACCUMULATION VALUE AND FIXED ACCOUNT VALUE

      The Deductions from Accumulation Value and Fixed Account Value provision for Series 1 policies remains unchanged.

      The Deductions from Accumulation Value and Fixed Account Value provision for Series 2 policies is amended as follows:

      On page 26, add the following after the paragraph under the heading "Deductions from Accumulation Value and Fixed Account Value":

      Series 2:
      --------

      On each Monthly Deduction Day, we deduct a Mortality and Expense Risk charge, a monthly contract charge, and a cost of insurance charge (which will include a charge for the cost of any additional riders, if selected by the policyowner). The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the


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
      Issue Date. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day. We deduct these charges from the policy's Cash Value in each Investment Division and the Fixed Account in proportion to the policy's Cash Value in each.

VIII. CHARGE FOR COST OF INSURANCE

      The Charge for Cost of Insurance provision for Series 1 policies remains unchanged.

      The Charge for Cost of Insurance provision for Series 2 policies is amended as follows:

      On page 26, add the following as the definition of letter "c":

      Series 2:
      --------

      c = the number of thousands of Alternative Cash Surrender Value as of the Monthly Deduction Day (before this cost of insurance charge, but after the Mortality and Expense Risk charge, the monthly contract charge, and any charges for riders are deducted)

IX.   SEPARATE ACCOUNT CHARGES

      The Separate Account Charges designation for Series 1 policies remains unchanged.

      The Separate Account Charges designation for Series 2 policies is amended as follows:

      On page 27, move the heading "Separate Account Charges" to directly above the subheading Charges for Federal Income Taxes.

X.    TRANSACTION CHARGES

      Transaction Charges for Series 1 policies remain unchanged.

      Transaction Charges for Series 2 policies are amended as follows:

      On page 28 of the Prospectus, add the following after the text under the section entitled, "How the Policy Works":

      Series 2:
      --------

      This example is based on the charges applicable to a policy during the first Policy Year, issued on a medically underwritten, non-smoking Insured male, issue age 45, with an initial Face Amount of $350,000, with a Target Premium of $16,782.50, who has selected Life Insurance Benefit Option 1 and the guideline premium test, assuming current charges and a 6% hypothetical gross annual investment return, which results in a net annual investment return of 5.28% for all years:


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

Premium Paid ............................................   $   7,500.00
Less:    Below Target Sales  Expense Charge .............         806.25
         Below Target Premium State Tax Charge (2%) .....         150.00
         Federal Tax Charge (1.25%) .....................          93.75
                                                            ------------
equals:  Net Premium ....................................   $   6,450.00
less:    Mortality and Expense Risk charge
         (varies monthly) ...............................          16.27
less:    Monthly contract charge
         (5.00 per month in Policy Years 2 and following)           0.00
less:    Charges for cost of insurance
         (varies monthly) ...............................         192.48
plus:    Net investment performance
         (varies daily) .................................         334.00
                                                            ------------
equals:  Cash Value .....................................   $   6,575.25
Plus:    Deferred Premium Load Account ..................       1,050.00
                                                            ------------
Equals:  Alternative Cash Surrender Value
         (as of end of first Policy Year) ...............   $   7,625.25

      There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the policy unless the policyowner pays more than the stated premium.

XI.   DETERMINING THE VALUE OF AN ACCUMULATION UNIT

      The Determining the Value of an Accumulation Unit provision for Series 1 policies remains unchanged.

      The Determining the Value of an Accumulation Unit provision for Series 2 policies is amended as follows:

      On page 31, add the following after the text under the heading "Determining the Value of an Accumulation Unit":

      Series 2:
      --------

      We calculate the value of an Accumulation Unit at the end of each Business Day. We determine the value of an Accumulation Unit by multiplying the value of that unit on the prior Business Day by the net investment factor. The net investment factor we use to calculate the value of an Accumulation Unit is equal to:

                                     (a/b)

            Where: a = the sum of:

                  (1) the net asset value of a Portfolio share held in the Separate Account for that Investment Division determined at the end of the current day on which we calculate the Accumulation Unit value, plus

                  (2) the per share amount of any dividends paid or capital gain distributions made by the Portfolio for shares held in the Separate Account for that Investment Division if the ex-dividend date occurs since the end of the immediately preceding day on which we calculate an Accumulation Unit value for that Investment Division.


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
                  b = the net asset value of a Portfolio share held in the Separate Account for that Investment Division determined as of the end of the immediately preceding day on which we calculated an Accumulation Unit value for that Investment Division.

XII.  ALTERNATIVE CASH SURRENDER VALUE

      The ACSV provision in the August 1, 2003 Supplement to the Prospectus applies to Series 1 policies and remains unchanged.

      The ACSV provision for Series 2 policies is amended as follows:

      On page 50 of the Prospectus, add the following under the heading "Alternative Cash Surrender Value":

      Series 2:
      --------

      The Alternative Cash Surrender Value (ACSV) is equal to the policy's Cash Value plus the value of the Deferred Premium Load Account less any Policy Debt. The ACSV is not available to support Monthly Deduction Charges or for purposes of a loan or partial withdrawal.

      Upon surrender, you will receive the full Cash Surrender Value less any policy debt, or, if applicable, the ACSV, while the Insured is alive and this policy is in effect. The Cash Surrender Value or ACSV will be calculated as of the date on which we receive your signed request in a form acceptable to us at our Service Center, unless a later effective date is selected. All insurance will end on the date we receive your request for full cash surrender at our Service Center.

      You are eligible to receive the ACSV provided the policy has not been assigned, and that the Owner has not been changed, unless that change (1) was the result of a merger or acquisition and the Successor Owner was your wholly owned subsidiary or a corporation under which you were a wholly owned subsidiary on the date ownership changed, or (2) was to a Trust established by you for the purposes of providing employee benefits.

      The Deferred Premium Load Account value during the first Policy Year is equal to the cumulative Sales Expense Charge, State Tax Charge and Federal Tax Charge collected during the first Policy Year. Beginning on the first Policy Anniversary and continuing until the 8th Policy Anniversary, the Deferred Premium Load Account will be amortized monthly on a straight-line basis. The Deferred Premium Account value on each Monthly Deduction Day on or after the first Policy Anniversary will be equal to (a) plus (b) minus
      (c), where:

            (a) is the value of the Deferred Premium Load Account as of the prior Monthly Deduction Day;

            (b) is the cumulative Sales Expense Charge, State Tax Charge and Federal Tax Charge collected since the last Monthly Deduction Day, including the current Monthly Deduction Day;

            (c) is the sum of (a) plus (b), divided by the number of Monthly Deduction Days remaining, including the current Monthly Deduction Day, until the 8th Policy Anniversary.

      The value of the Deferred Premium Load Account is zero on or after the 8th Policy Anniversary or upon lapse of the policy.

XIII. SALES AND OTHER AGREEMENTS

      For Series 1 policies, commissions paid to registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors remains unchanged.

      For Series 2 policies, commissions paid to registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors is amended as follows:

      On page 60 of the Prospectus, under the heading Sales and Other Agreements, add the following after the second paragraph:

      Series 2:
      --------

      The commissions paid to registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors during the policy's first year will not exceed 30% of the premiums paid up to a policy's target premium plus 4% of premiums paid in excess of such amount. Commissions paid during Policy Years two through four will not exceed 12.5% of the policy's target premium plus 4% of premiums paid in excess of such amount. Commissions paid during Policy Years five through seven will not exceed 1.5% of the policy's target premium plus 1.5% of premiums paid in excess of such amount. There are no commissions paid in Policy Years eight and beyond. Apart from commissions, registered representatives may receive compensation for policy administration services which they provide pursuant to the terms of a service agreement.

                       ----------------------------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010


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